Quarterly Report
September 30, 2019
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 60.5%
Aerospace – 0.3%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		$370,000	$384,282
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)		555,000	584,606
Lockheed Martin Corp., 3.55%, 1/15/2026		749,000	803,023
			$1,771,911
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027		$360,000	$367,079
Asset-Backed & Securitized – 2.4%
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.027% (LIBOR - 1mo. + 1%), 6/15/2028 (z)		$117,237	$117,327
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)		1,292,000	1,289,343
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.323% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		2,040,000	2,027,454
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.396% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		584,500	584,484
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,570,000	2,722,031
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 3.125% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		773,500	774,467
Magnetite CLO Ltd., 2012-7A, “A1R2”, FLR, 3.103% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)		1,398,000	1,392,408
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		659,762	709,872
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.675% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		2,275,000	2,233,977
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,271,943	2,418,252
			$14,269,615
Automotive – 0.6%
Continental AG, 0%, 9/12/2023	EUR	390,000	$423,040
Ferrari N.V., 1.5%, 3/16/2023		450,000	509,138
Ford Motor Credit Co. LLC, 1.514%, 2/17/2023		200,000	217,559
General Motors Co., 6.75%, 4/01/2046		$312,000	356,902
Lear Corp., 3.8%, 9/15/2027		416,000	418,111
Lear Corp., 4.25%, 5/15/2029		432,000	443,681
Volkswagen Financial Services AG, 1.5%, 10/01/2024	EUR	405,000	458,529
Volkswagen International Finance N.V., 1.875%, 3/30/2027		300,000	345,557
Volkswagen Leasing GmbH, 1.5%, 6/19/2026		250,000	281,614
			$3,454,131
Broadcasting – 0.4%
Discovery, Inc., 4.125%, 5/15/2029		$184,000	$193,672
Fox Corp., 4.709%, 1/25/2029 (n)		109,000	124,504
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	900,000	1,034,408
SES S.A., 1.625%, 3/22/2026		500,000	578,958
WPP Finance 2016 Co., 1.375%, 3/20/2025		330,000	377,371
			$2,308,913
Brokerage & Asset Managers – 0.5%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$364,000	$369,849
Euroclear Investments S.A., 2.625%, 4/11/2048	EUR	300,000	357,987
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		$831,000	894,611
Low Income Investment, 3.386%, 7/01/2026		150,000	152,984
Low Income Investment, 3.711%, 7/01/2029		400,000	415,157
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		676,000	693,059
			$2,883,647
Building – 0.2%
Imerys S.A., 1.5%, 1/15/2027	EUR	300,000	$347,546
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$339,000	345,097
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		446,000	457,669
			$1,150,312

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – 0.4%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	500,000	$548,284
Euronet Worldwide, Inc., 1.375%, 5/22/2026		400,000	438,627
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$179,000	190,589
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	129,700
Fidelity National Information Services, Inc., 5%, 10/15/2025		$108,000	122,726
Fidelity National Information Services, Inc., 3%, 8/15/2026		758,000	780,474
Fidelity National Information Services, Inc., 1.5%, 5/21/2027	EUR	100,000	116,740
Fidelity National Information Services, Inc., 3.36%, 5/21/2031	GBP	100,000	136,437
Fiserv, Inc., 4.4%, 7/01/2049		$164,000	182,994
			$2,646,571
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$332,000	$401,997
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		498,000	511,489
Eutelsat S.A., 2.25%, 7/13/2027	EUR	700,000	804,776
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	674,000	508,747
			$2,227,009
Chemicals – 0.1%
Symrise AG, 1.25%, 11/29/2025	EUR	323,000	$368,396
Computer Software – 0.4%
Dassault Systemes S.A., 0.125%, 9/16/2026	EUR	200,000	$217,398
Dassault Systemes S.A., 0.375%, 9/16/2029		200,000	218,003
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$749,000	802,856
Microsoft Corp., 4.1%, 2/06/2037		824,000	977,254
			$2,215,511
Computer Software - Systems – 0.1%
Apple, Inc., 4.5%, 2/23/2036		$387,000	$471,469
Apple, Inc., 4.25%, 2/09/2047		225,000	268,986
			$740,455
Conglomerates – 0.3%
Illinois Tool Works, Inc., 1%, 6/05/2031	EUR	260,000	$297,698
Roper Technologies, Inc. , 2.95%, 9/15/2029		$220,000	220,534
United Technologies Corp., 4.125%, 11/16/2028		690,000	780,656
Wabtec Corp., 4.95%, 9/15/2028		355,000	391,452
			$1,690,340
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$577,000	$604,492
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		425,000	436,831
			$1,041,323
Consumer Services – 0.5%
Experian Finance PLC, 4.25%, 2/01/2029 (n)		$692,000	$777,265
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	400,000	447,446
IHS Markit Ltd., 3.625%, 5/01/2024		$155,000	160,596
IHS Markit Ltd., 4.25%, 5/01/2029		232,000	249,500
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	400,000	470,232
Priceline Group, Inc., 3.55%, 3/15/2028		$356,000	381,613
Visa, Inc., 3.65%, 9/15/2047		390,000	444,335
			$2,930,987
Containers – 0.0%
DS Smith PLC, 0.875%, 9/12/2026	EUR	300,000	$322,917

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$471,000	$472,988
Broadcom, Inc., 4.25%, 4/15/2026 (n)		632,000	652,797
Texas Instruments, Inc., 2.25%, 9/04/2029		253,000	249,074
			$1,374,859
Emerging Market Quasi-Sovereign – 1.1%
Export-Import Bank of India, 3.375%, 8/05/2026		$600,000	$615,837
Export-Import Bank of India, 3.875%, 2/01/2028		600,000	633,559
NTPC Ltd. (Republic of India), 4.25%, 2/26/2026		400,000	423,480
Power Finance Corp. Ltd. (Republic of India), 3.75%, 12/06/2027		450,000	447,847
PT Pertamina (Persero), 3.65%, 7/30/2029		550,000	564,783
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		2,084,000	2,529,390
State Bank of India (London), 4.375%, 1/24/2024		400,000	422,999
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,007,000	1,062,355
			$6,700,250
Emerging Market Sovereign – 2.2%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$1,972,000	$2,176,122
Republic of Croatia, 1.125%, 6/19/2029	EUR	2,050,000	2,371,094
Republic of Hungary, 5.375%, 2/21/2023		$1,972,000	2,165,256
Republic of Indonesia, 8.25%, 5/15/2029	IDR	42,896,000,000	3,225,374
Republic of Indonesia, 8.375%, 3/15/2034		40,090,000,000	2,986,345
State of Qatar, 4%, 3/14/2029 (n)		$462,000	511,665
			$13,435,856
Energy - Independent – 0.4%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$2,260,000	$2,358,893
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$1,142,000	$1,205,270
Eni S.p.A., 4.25%, 5/09/2029 (n)		321,000	352,232
OMV AG, 1%, 7/03/2034	EUR	180,000	201,023
			$1,758,525
Financial Institutions – 0.4%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$973,000	$990,016
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		311,000	321,667
GE Capital International Funding Co., 3.373%, 11/15/2025		959,000	978,357
			$2,290,040
Food & Beverages – 0.3%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	400,000	$476,030
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031		300,000	362,571
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$201,000	225,072
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		292,000	382,145
Constellation Brands, Inc., 4.4%, 11/15/2025		586,000	647,890
			$2,093,708
Forest & Paper Products – 0.1%
Suzano Austria GmbH, 6%, 1/15/2029		$675,000	$733,725
Gaming & Lodging – 0.0%
Las Vegas Sands Corp., 3.9%, 8/08/2029		$216,000	$221,551
Industrial – 0.0%
Investor AB, 1.5%, 6/20/2039	EUR	160,000	$193,225

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – 0.3%
American International Group, Inc., 1.875%, 6/21/2027	EUR	380,000	$451,342
Argentum Zurich Insurance, 3.5%, 10/01/2046		400,000	505,965
Assicurazioni Generali S.p.A., 2.124%, 10/01/2030		100,000	110,314
NN Group N.V., 4.625% to 4/08/2024, FLR (EURIBOR - 3mo. + 3.95%) to 4/08/2044		350,000	428,977
Prudential PLC, 3.875% to 7/20/2024, FLR (GBP Government Yield-5yr. + 3.5%) to 7/20/2029, FLR (GBP Government Yield - 5yr. + 4.5%) to 7/20/2049	GBP	100,000	125,983
			$1,622,581
Insurance - Property & Casualty – 0.6%
Berkshire Hathaway Finance Corp., 2.375%, 6/19/2039	GBP	100,000	$132,346
Berkshire Hathaway Finance Corp., 2.625%, 6/19/2059		130,000	185,524
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$636,000	651,983
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		400,000	486,810
Chubb INA Holdings, Inc., 0.875%, 6/15/2027	EUR	100,000	112,481
Chubb INA Holdings, Inc., 2.5%, 3/15/2038		320,000	426,302
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		$429,000	431,720
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030	EUR	100,000	120,962
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		$359,000	413,485
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	400,000	518,087
			$3,479,700
International Market Quasi-Sovereign – 1.0%
Electricite de France, 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	700,000	$925,236
KFW German Government Development Bank, 1.125%, 6/15/2037	EUR	1,015,000	1,319,517
Landsbanki Islands HF (Republic of Iceland), 1.125%, 1/19/2024		680,000	742,700
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)		$2,880,000	2,920,106
Vattenfall AB (Kingdom of Sweden), 0.5%, 6/24/2026	EUR	100,000	111,427
			$6,018,986
International Market Sovereign – 19.2%
Bundesrepublik Deutschland, 0.25%, 8/15/2028	EUR	4,235,000	$4,989,148
Commonwealth of Australia, 2.75%, 6/21/2035	AUD	7,749,000	6,349,802
Federal Republic of Germany, 3.25%, 7/04/2042	EUR	213,000	421,332
Federal Republic of Germany, 2.5%, 7/04/2044		3,985,000	7,280,659
Federal Republic of Germany, 2.5%, 8/15/2046		790,000	1,481,162
Government of Canada, 1.5%, 6/01/2026	CAD	13,629,000	10,362,196
Government of Canada, 5.75%, 6/01/2033		1,630,000	1,881,713
Government of Canada, 5%, 6/01/2037		990,000	1,148,530
Government of Japan, 2.4%, 3/20/2037	JPY	398,650,000	5,138,225
Government of Japan, 0.5%, 6/20/2038		1,979,200,000	19,450,800
Government of Japan, 2.3%, 3/20/2040		519,600,000	6,812,587
Government of New Zealand, 2.75%, 4/15/2037	NZD	3,840,000	2,889,088
Kingdom of Belgium, 1.6%, 6/22/2047	EUR	2,290,000	3,238,512
Kingdom of Spain, 1.95%, 7/30/2030		1,675,000	2,164,978
Kingdom of Spain, 1.85%, 7/30/2035		5,110,000	6,642,249
Kingdom of Spain, 5.15%, 10/31/2044		940,000	1,994,327
Kingdom of Sweden, 2.25%, 6/01/2032	SEK	4,800,000	633,352
Obrigacoes do Tesouro (Republic of Portugal), 2.25%, 4/18/2034	EUR	2,692,000	3,630,361
Republic of France, 1.25%, 5/25/2036		3,430,000	4,439,317
Republic of Italy, 2.1%, 7/15/2026		1,680,000	2,026,841
Republic of Italy, 3.5%, 3/01/2030		2,430,000	3,327,585
Republic of Italy, 3.1%, 3/01/2040		2,910,000	3,957,932
Republic of Italy, 3.45%, 3/01/2048		1,650,000	2,442,892
Republic of Portugal, 4.1%, 4/15/2037		715,000	1,208,068
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	4,025,000	7,145,473
United Kingdom Treasury, 1.75%, 9/07/2037		1,860,000	2,621,087
United Kingdom Treasury, 3.25%, 1/22/2044		1,214,000	2,228,492
			$115,906,708

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	$668,328
Province of British Columbia, 2.3%, 6/18/2026		965,000	746,878
			$1,415,206
Machinery & Tools – 0.1%
Atlas Copco Finance DAC, 0.125%, 9/03/2029	EUR	100,000	$106,578
John Deere Cash Management S.A., 1.65%, 6/13/2039		270,000	327,012
			$433,590
Major Banks – 2.5%
Bank of America Corp., 2.625%, 4/19/2021		$972,000	$980,681
Bank of America Corp., 3.5%, 4/19/2026		1,274,000	1,352,574
Bank of America Corp., 3.248%, 10/21/2027		1,280,000	1,330,472
Bank of Ireland Group PLC, 0.75%, 7/08/2024	EUR	150,000	163,277
Bankinter S.A., 0.875%, 7/08/2026		400,000	441,623
Barclays Bank PLC, 6%, 1/14/2021		548,000	637,962
Barclays PLC, 3.125%, 1/17/2024	GBP	350,000	447,961
Credit Agricole S.A., 1.25%, 10/02/2024		300,000	367,998
Credit Suisse Group AG, 1.25%, 7/17/2025	EUR	400,000	454,304
Credit Suisse Group AG, 1%, 6/24/2027		700,000	785,242
Erste Group Bank AG, 0.875%, 5/22/2026		300,000	338,065
HSBC Holdings PLC, 4.375%, 11/23/2026		$743,000	794,865
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,647,000	1,688,689
JPMorgan Chase & Co., 3.54%, 5/01/2028		745,000	785,575
Morgan Stanley, 3.95%, 4/23/2027		636,000	672,723
Nationwide Building Society, 1.5%, 3/08/2026	EUR	200,000	226,338
Raiffeisen Bank International AG, 1.5% to 3/12/2025, FLR (EUR Swap Rate - 5yr. + 2.1%) to 3/12/2030		200,000	216,578
Sumitomo Mitsui Financial Group, Inc., 0.465%, 5/30/2024		200,000	220,783
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$1,096,000	1,167,558
Svenska Handelsbanken AB, 5.25%, 12/29/2049		606,000	609,788
UBS Group Funding (Switzerland) AG, 2.859%, 8/15/2023 (n)		300,000	303,236
UniCredit S.p.A., 1.625% to 7/03/2024, FLR (EURIBOR - 3mo. + 1.9%) to 7/03/2025	EUR	500,000	561,461
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$362,000	388,307
			$14,936,060
Medical & Health Technology & Services – 0.8%
Alcon, Inc., 3.8%, 9/23/2049 (z)		$200,000	$208,777
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	500,000	565,840
Becton, Dickinson and Co., 0.632%, 6/04/2023		100,000	110,147
Becton, Dickinson and Co., 3.734%, 12/15/2024		$619,000	654,974
Cigna Corp., 4.125%, 11/15/2025		510,000	547,584
HCA, Inc., 5.125%, 6/15/2039		240,000	261,763
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,025,000	1,045,856
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		141,000	156,998
Northwell Healthcare, Inc., 4.26%, 11/01/2047		438,000	489,186
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		394,000	405,925
Thermo Fisher Scientific, Inc., 0.875%, 10/01/2031	EUR	200,000	218,342
			$4,665,392
Medical Equipment – 0.3%
Abbott Ireland Financing Co., 1.5%, 9/27/2026	EUR	350,000	$411,629
Abbott Laboratories, 4.9%, 11/30/2046		$593,000	764,994
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028	EUR	150,000	163,727
DH Europe Finance II S.à r.l., 1.35%, 9/18/2039		200,000	218,090
DH Europe Finance II S.à r.l., 1.8%, 9/18/2049		150,000	167,678
			$1,726,118

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – 0.6%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$705,000	$788,574
MPLX LP, 4.5%, 4/15/2038		449,000	465,418
ONEOK, Inc., 4.95%, 7/13/2047		1,191,000	1,291,229
Plains All American Pipeline, 3.55%, 12/15/2029		351,000	343,114
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		890,000	941,718
			$3,830,053
Mortgage-Backed – 6.0%
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		$1,971,361	$2,176,609
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046		7,030,414	7,603,969
Fannie Mae, 4%, 3/01/2025 - 2/01/2041		3,706,972	3,958,555
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		160,344	180,890
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		281,112	321,458
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		3,401,293	3,566,566
Freddie Mac, 4%, 7/01/2025		108,896	113,560
Freddie Mac, 3.224%, 3/25/2027		4,000,000	4,298,984
Freddie Mac, 3.286%, 11/25/2027		1,303,000	1,409,873
Freddie Mac, 3.35%, 1/25/2028		2,001,000	2,178,110
Freddie Mac, 3.6%, 1/25/2028		1,740,000	1,922,236
Freddie Mac, 3.9%, 4/25/2028 - 8/25/2028		2,980,000	3,366,266
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		43,234	48,835
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		726,650	802,784
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,323,163	1,434,136
Freddie Mac, 3.5%, 1/01/2047		1,328,139	1,380,060
Ginnie Mae, 5%, 5/15/2040		119,316	133,973
Ginnie Mae, 3.5%, 6/20/2043		1,089,456	1,156,997
			$36,053,861
Municipals – 0.2%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$55,000	$56,591
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029		421,000	537,785
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		572,000	682,682
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022		245,000	248,611
			$1,525,669
Natural Gas - Distribution – 0.4%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,420,000	$1,521,530
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		500,000	477,500
NiSource, Inc., 2.95%, 9/01/2029		674,000	677,651
			$2,676,681
Network & Telecom – 0.2%
AT&T, Inc., 4.75%, 5/15/2046		$602,000	$667,598
Verizon Communications, Inc., 0.875%, 3/19/2032	EUR	330,000	361,527
			$1,029,125
Oils – 0.3%
Marathon Petroleum Corp., 5.125%, 12/15/2026		$390,000	$438,364
Neste Oyj, 1.5%, 6/07/2024	EUR	500,000	573,703
Phillips 66, 4.875%, 11/15/2044		$795,000	944,441
			$1,956,508
Other Banks & Diversified Financials – 0.8%
AIB Group PLC, 1.25%, 5/28/2024	EUR	155,000	$172,439
Belfius Bank S.A., 3.125%, 5/11/2026		300,000	372,752
BPCE S.A., 5.25%, 4/16/2029	GBP	400,000	610,656
Commerzbank AG, 0.625%, 8/28/2024	EUR	200,000	222,352
Commerzbank AG, 4%, 3/23/2026		275,000	336,880
CYBG PLC, 4% to 9/03/2026, FLR (GBP Government Yield - 1yr. + 3.75%) to 9/03/2027	GBP	330,000	405,385

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$384,000	$407,968
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	450,000	596,186
KBC Group N.V., 0.5% to 12/03/2024, FLR (EUR Swap Rate - 5yr. + 1.1%) to 12/03/2029	EUR	200,000	214,415
Macquarie Group Ltd., 1.25%, 3/05/2025		300,000	340,597
UBS AG, 5.125%, 5/15/2024		$866,000	931,383
			$4,611,013
Pharmaceuticals – 0.1%
Allergan Funding SCS, 2.625%, 11/15/2028	EUR	320,000	$399,804
Real Estate - Apartment – 0.2%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	700,000	$794,016
Grand City Properties S.A., 2.5%, 10/24/2069		500,000	549,063
			$1,343,079
Real Estate - Office – 0.1%
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	350,000	$412,253
Real Estate - Other – 0.1%
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	400,000	$453,909
Retailers – 0.3%
AA Bond Co. Ltd., 2.875%, 1/31/2022	GBP	200,000	$236,478
AA Bond Co. Ltd., 2.75%, 7/31/2023		650,000	744,039
Best Buy Co., Inc., 4.45%, 10/01/2028		$520,000	564,807
			$1,545,324
Specialty Stores – 0.1%
Richemont International S.A., 1.5%, 3/26/2030	EUR	400,000	$486,917
Supermarkets – 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	$556,170
Supranational – 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	420,000	$289,616
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		465,000	364,654
			$654,270
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT, 4.7%, 3/15/2022		$327,000	$346,422
American Tower Corp., REIT, 3.5%, 1/31/2023		812,000	841,251
Crown Castle International Corp., 2.25%, 9/01/2021		1,072,000	1,072,885
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	448,082
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		2,129,000	2,243,455
Tele2 AB Co., 2.125%, 5/15/2028	EUR	700,000	846,553
Vodafone Group PLC, 2.5%, 5/24/2039		300,000	370,919
			$6,169,567
Tobacco – 0.2%
Altria Group, Inc., 1.7%, 6/15/2025	EUR	230,000	$261,139
Imperial Brands Finance PLC, 1.375%, 1/27/2025		300,000	335,665
Philip Morris International, Inc., 1.45%, 8/01/2039		500,000	520,175
			$1,116,979
Transportation - Services – 0.5%
Abertis Infraestructuras S.A., 2.375%, 9/27/2027	EUR	300,000	$356,847
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/03/2029		$296,000	308,936
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		574,000	812,810

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	225,000	$390,467
Transurban Finance Co., 1.75%, 3/29/2028	EUR	400,000	477,184
Vinci S.A., 3.75%, 4/10/2029 (z)		$706,000	771,828
			$3,118,072
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 5.09%, 10/01/2025		$4,418	$4,646
Small Business Administration, 5.21%, 1/01/2026		129,880	137,217
Small Business Administration, 5.31%, 5/01/2027		46,439	49,735
Small Business Administration, 2.22%, 3/01/2033		1,061,729	1,061,884
			$1,253,482
U.S. Treasury Obligations – 10.0%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$5,190,000	$6,501,286
U.S. Treasury Bonds, 3.125%, 2/15/2043		8,496,000	10,133,139
U.S. Treasury Notes, 2%, 11/15/2026 (f)		23,744,000	24,349,658
U.S. Treasury Notes, 2.25%, 11/15/2027		11,278,000	11,797,405
U.S. Treasury Notes, 2.375%, 5/15/2029		7,100,000	7,539,867
			$60,321,355
Utilities - Electric Power – 2.1%
Consorcio Transmantaro S.A., 4.7%, 4/16/2034 (n)		$200,000	$217,500
Duke Energy Corp., 2.65%, 9/01/2026		995,000	1,001,423
Duke Energy Florida LLC, 3.2%, 1/15/2027		842,000	884,691
Emera U.S. Finance LP, 2.7%, 6/15/2021		376,000	378,209
Emera U.S. Finance LP, 3.55%, 6/15/2026		430,000	450,533
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		414,000	423,920
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		343,000	387,916
Enersis Americas S.A., 4%, 10/25/2026		1,891,000	1,975,150
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		1,180,000	1,262,600
Evergy, Inc., 2.9%, 9/15/2029		740,000	736,258
Exelon Corp., 3.497%, 6/01/2022		406,000	416,427
innogy Finance B.V., 1.5%, 7/31/2029	EUR	300,000	356,790
innogy Finance B.V., 4.75%, 1/31/2034	GBP	300,000	475,592
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		$338,952	393,558
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		992,000	1,051,423
PPL Capital Funding, Inc., 5%, 3/15/2044		473,000	552,170
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,200,000	1,280,122
Virginia Electric & Power Co., 2.875%, 7/15/2029		287,000	293,951
			$12,538,233
Utilities - Other – 0.0%
Suez S.A., 1.625% to 9/12/2026, FLR (EUR ICE Swap Rate - 5yr. + 2.151%) to 9/12/2031, FLR (EUR ICE Swap Rate - 5yr. + 3.151%) to 9/12/2059	EUR	200,000	$216,489
Total Bonds			$364,022,903
Common Stocks – 36.2%
Aerospace – 1.3%
Honeywell International, Inc.		17,002	$2,876,738
Lockheed Martin Corp.		7,697	3,002,292
Northrop Grumman Corp.		2,366	886,753
United Technologies Corp.		8,246	1,125,744
			$7,891,527
Airlines – 0.2%
Air Canada (a)		39,432	$1,286,075

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Alcoholic Beverages – 0.9%
Diageo PLC	18,673	$765,236
Heineken N.V.	18,287	1,976,449
Molson Coors Brewing Co.	6,475	372,313
Pernod Ricard S.A.	11,993	2,135,928
		$5,249,926
Apparel Manufacturers – 0.2%
Compagnie Financiere Richemont S.A.	14,803	$1,085,993
Automotive – 0.6%
Aptiv PLC	10,980	$959,872
Magna International, Inc.	32,850	1,751,041
USS Co. Ltd.	32,100	626,078
		$3,336,991
Biotechnology – 0.1%
Biogen, Inc. (a)	2,519	$586,474
Broadcasting – 0.1%
Omnicom Group, Inc.	5,730	$448,659
Publicis Groupe S.A.	8,586	422,247
		$870,906
Brokerage & Asset Managers – 0.5%
BlackRock, Inc.	3,101	$1,381,930
Charles Schwab Corp.	14,754	617,160
Invesco Ltd.	20,874	353,605
TMX Group Ltd.	6,838	590,147
		$2,942,842
Business Services – 3.0%
Accenture PLC, “A” (s)	18,401	$3,539,433
Bunzl PLC	24,951	651,918
CGI, Inc. (a)	9,816	776,182
Cognizant Technology Solutions Corp., “A”	13,880	836,478
Compass Group PLC	92,377	2,377,273
Equifax, Inc.	8,293	1,166,576
Experian PLC	37,877	1,210,397
Fidelity National Information Services, Inc.	8,232	1,092,880
Fiserv, Inc. (a)	16,498	1,709,028
Nomura Research Institute Ltd.	73,400	1,465,568
Secom Co. Ltd.	20,800	1,904,069
SGS S.A.	235	582,526
Thomson Reuters Corp.	8,833	590,751
		$17,903,079
Cable TV – 0.6%
Comcast Corp., “A”	80,199	$3,615,371
Chemicals – 0.9%
3M Co.	11,531	$1,895,697
Givaudan S.A.	392	1,093,460
PPG Industries, Inc.	19,141	2,268,400
		$5,257,557
Computer Software – 0.1%
Adobe Systems, Inc. (a)	2,183	$603,054

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 0.5%
Amadeus IT Group S.A.	18,075	$1,294,740
Hitachi Ltd.	32,800	1,228,334
Panasonic Corp.	40,100	326,636
		$2,849,710
Construction – 0.5%
Sherwin-Williams Co.	3,162	$1,738,689
Stanley Black & Decker, Inc.	9,679	1,397,744
		$3,136,433
Consumer Products – 1.0%
Colgate-Palmolive Co.	11,416	$839,190
Kao Corp.	16,800	1,245,942
Kimberly-Clark Corp.	15,526	2,205,468
Reckitt Benckiser Group PLC	22,652	1,766,916
		$6,057,516
Containers – 0.3%
Amcor PLC	107,366	$1,032,650
Amcor PLC	45,876	447,291
		$1,479,941
Electrical Equipment – 1.3%
Johnson Controls International PLC	33,981	$1,491,426
Legrand S.A.	13,731	979,981
OMRON Corp.	14,100	778,106
Schneider Electric SE	48,280	4,236,136
Spectris PLC	14,925	448,499
		$7,934,148
Electronics – 2.3%
Analog Devices, Inc.	12,740	$1,423,440
Hoya Corp.	11,800	962,443
Kyocera Corp.	14,400	899,333
NXP Semiconductors N.V.	3,574	389,995
Samsung Electronics Co. Ltd.	30,436	1,241,787
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	117,483	5,460,610
Texas Instruments, Inc.	24,787	3,203,472
		$13,581,080
Energy - Independent – 0.1%
Marathon Petroleum Corp.	8,421	$511,576
Phillips 66	3,244	332,185
		$843,761
Energy - Integrated – 1.3%
BP PLC	88,186	$559,277
Chevron Corp.	7,030	833,758
China Petroleum & Chemical Corp.	1,722,000	1,027,896
Eni S.p.A.	75,041	1,147,854
Exxon Mobil Corp.	23,189	1,637,375
Galp Energia SGPS S.A., “B”	43,406	654,066
LUKOIL PJSC, ADR	9,067	750,204
Suncor Energy, Inc.	39,919	1,259,173
		$7,869,603

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.6%
Danone S.A.	19,201	$1,691,412
General Mills, Inc.	35,158	1,937,909
J.M. Smucker Co.	10,457	1,150,479
Mowi A.S.A.	11,775	271,672
Nestle S.A.	40,638	4,408,880
		$9,460,352
Food & Drug Stores – 0.1%
Wesfarmers Ltd.	23,702	$637,669
Health Maintenance Organizations – 0.3%
Cigna Corp.	10,353	$1,571,482
Insurance – 2.4%
Aon PLC (s)	18,857	$3,650,150
AXA S.A.	21,688	553,858
Chubb Ltd.	12,399	2,001,695
Hiscox Ltd.	30,454	621,582
Legal & General Group PLC	100,518	307,002
Manulife Financial Corp.	33,425	613,071
Marsh & McLennan Cos., Inc.	7,855	785,893
MetLife, Inc.	19,328	911,508
Prudential Financial, Inc.	7,300	656,635
Samsung Fire & Marine Insurance Co. Ltd.	1,502	279,536
Travelers Cos., Inc.	14,912	2,217,265
Zurich Insurance Group AG	5,249	2,009,036
		$14,607,231
Machinery & Tools – 1.0%
AGCO Corp.	3,967	$300,302
Eaton Corp. PLC	33,621	2,795,586
Illinois Tool Works, Inc.	11,589	1,813,562
Kubota Corp.	63,000	958,240
PT United Tractors Tbk	95,200	137,988
		$6,005,678
Major Banks – 2.2%
ABSA Group Ltd.	69,440	$700,911
Bank of New York Mellon Corp.	26,851	1,213,934
China Construction Bank	1,558,000	1,184,771
Goldman Sachs Group, Inc.	4,581	949,321
JPMorgan Chase & Co.	31,975	3,763,138
PNC Financial Services Group, Inc.	6,432	901,509
Royal Bank of Canada	7,928	643,436
State Street Corp.	19,123	1,131,890
UBS Group AG	139,318	1,581,557
Wells Fargo & Co.	23,658	1,193,309
		$13,263,776
Medical & Health Technology & Services – 0.4%
HCA Healthcare, Inc.	11,521	$1,387,359
McKesson Corp.	2,987	408,204
Sonic Healthcare Ltd.	33,777	641,029
		$2,436,592
Medical Equipment – 1.4%
Abbott Laboratories	21,702	$1,815,806
Becton, Dickinson and Co.	2,349	594,203
Danaher Corp.	11,808	1,705,430

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
EssilorLuxottica	4,443	$640,441
Medtronic PLC	24,871	2,701,488
Thermo Fisher Scientific, Inc.	3,216	936,724
		$8,394,092
Metals & Mining – 0.1%
POSCO	1,033	$195,653
Rio Tinto PLC	10,019	518,501
		$714,154
Natural Gas - Pipeline – 0.2%
Enterprise Products Partners LP	24,067	$687,835
EQM Midstream Partners LP	5,792	189,398
		$877,233
Network & Telecom – 0.1%
Cisco Systems, Inc.	17,462	$862,797
Oil Services – 0.1%
Schlumberger Ltd.	20,498	$700,417
Other Banks & Diversified Financials – 1.4%
BB&T Corp.	34,965	$1,866,082
Citigroup, Inc.	42,936	2,966,019
DBS Group Holdings Ltd.	55,400	998,504
KBC Group N.V.	11,312	735,086
Komercni Banka A.S.	2,546	86,073
Sberbank of Russia PJSC, ADR	12,547	177,854
U.S. Bancorp	32,734	1,811,499
		$8,641,117
Pharmaceuticals – 3.5%
AbbVie, Inc.	4,274	$323,627
Bayer AG	29,751	2,097,710
Bristol-Myers Squibb Co.	17,727	898,936
Eli Lilly & Co.	12,940	1,447,080
Johnson & Johnson	27,127	3,509,691
Novartis AG	26,280	2,278,715
Novo Nordisk A.S., “B”	24,127	1,240,348
Pfizer, Inc.	81,478	2,927,505
Roche Holding AG	18,060	5,255,776
Santen Pharmaceutical Co. Ltd.	61,200	1,067,723
		$21,047,111
Printing & Publishing – 0.5%
Moody's Corp.	6,241	$1,278,344
RELX PLC	47,802	1,137,382
Wolters Kluwer N.V.	11,000	803,054
		$3,218,780
Railroad & Shipping – 0.3%
Canadian National Railway Co.	5,123	$460,353
Union Pacific Corp.	9,045	1,465,109
		$1,925,462
Real Estate – 0.7%
Daito Trust Construction Co. Ltd.	2,700	$346,164
Daiwa House Industry Co. Ltd.	11,600	377,959
Deutsche Wohnen SE	36,790	1,342,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Grand City Properties S.A.	18,576	$417,896
Longfor Properties Co. Ltd.	56,500	211,874
Medical Properties Trust, Inc., REIT	14,395	281,566
Public Storage, Inc., REIT	1,558	382,131
STORE Capital Corp., REIT	14,515	543,006
Unibail-Rodamco-Westfield, REIT	3,506	511,108
		$4,414,629
Restaurants – 0.3%
Greggs PLC	20,256	$520,530
Starbucks Corp.	14,343	1,268,208
		$1,788,738
Specialty Chemicals – 0.4%
Akzo Nobel N.V.	13,253	$1,181,466
Corteva, Inc.	3,902	109,256
DuPont de Nemours, Inc.	3,902	278,252
PTT Global Chemical PLC	592,400	1,041,082
		$2,610,056
Specialty Stores – 0.3%
Dufry AG	4,318	$361,171
Target Corp.	14,675	1,568,904
		$1,930,075
Telecommunications - Wireless – 0.9%
KDDI Corp.	163,000	$4,258,728
Vodafone Group PLC	666,806	1,328,191
		$5,586,919
Telephone Services – 0.3%
Koninklijke KPN N.V.	108,386	$337,985
TELUS Corp.	19,351	688,681
TELUS Corp.	6,810	242,572
Verizon Communications, Inc.	9,932	599,496
		$1,868,734
Tobacco – 0.9%
Imperial Tobacco Group PLC	20,353	$457,507
Japan Tobacco, Inc.	77,000	1,687,293
Philip Morris International, Inc. (s)	40,963	3,110,321
		$5,255,121
Utilities - Electric Power – 1.0%
Duke Energy Corp.	19,035	$1,824,695
E.ON SE	31,395	305,199
Exelon Corp.	39,383	1,902,593
NextEra Energy, Inc.	1,057	246,271
SSE PLC	55,029	842,716
Xcel Energy, Inc.	12,510	811,774
		$5,933,248
Total Common Stocks		$218,133,450
Preferred Stocks – 0.3%
Consumer Products – 0.3%
Henkel AG & Co. KGaA	17,712	$1,752,912

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – continued
Electronics – 0.0%
Samsung Electronics Co. Ltd.	9,964	$327,470
Total Preferred Stocks		$2,080,382
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.0%
Danaher Corp., 4.75%	101	$115,145
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	7,938	$414,840
Total Convertible Preferred Stocks		$529,985
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.09% (v)	5,361,539	$5,361,539
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – March 2020 @ $1,280	Put	Goldman Sachs International	$8,683,225	57	$127,680
Other Assets, Less Liabilities – 2.0%	11,852,279
Net Assets – 100.0%	$602,108,218
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,361,539 and $584,894,400, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,652,957, representing 4.9% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Alcon, Inc., 3.8%, 9/23/2049	9/16/19	$199,644	$208,777
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.027% (LIBOR - 1mo. + 1%), 6/15/2028	6/14/16	117,237	117,327
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	1,292,000	1,289,343
Vinci S.A., 3.75%, 4/10/2029	4/03/19	704,318	771,828
Total Restricted Securities			$2,387,275
% of Net assets			0.4%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate

Portfolio of Investments (unaudited) – continued
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
Derivative Contracts at 9/30/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	14,990,273	USD	10,114,282	JPMorgan Chase Bank N.A.	11/15/2019	$18,334
CAD	3,455,064	USD	2,605,538	JPMorgan Chase Bank N.A.	11/15/2019	4,162
CAD	376,000	USD	283,407	NatWest Markets PLC	10/11/2019	446
CNH	10,579,000	USD	1,479,469	HSBC Bank	10/15/2019	1,883
EUR	558,679	USD	609,304	Goldman Sachs International	10/11/2019	43
GBP	8,135,074	USD	9,854,252	JPMorgan Chase Bank N.A.	11/15/2019	165,672
GBP	1,031,066	USD	1,257,292	UBS AG	10/11/2019	10,929
ILS	1,799,000	USD	506,736	UBS AG	10/11/2019	11,005
INR	2,514,000	USD	34,753	JPMorgan Chase Bank N.A.	11/04/2019	600
KRW	5,523,049,000	USD	4,572,439	JPMorgan Chase Bank N.A.	12/03/2019	52,637
NOK	6,486,478	USD	711,990	Goldman Sachs International	11/15/2019	1,499
RUB	42,540,000	USD	640,320	JPMorgan Chase Bank N.A.	10/28/2019	13,490
THB	37,638,650	USD	1,224,818	JPMorgan Chase Bank N.A.	10/15/2019	5,183
USD	1,889,347	AUD	2,778,000	Deutsche Bank AG	10/11/2019	13,708
USD	9,423,523	AUD	13,461,234	JPMorgan Chase Bank N.A.	10/11/2019	334,818
USD	23,418,120	AUD	34,578,068	JPMorgan Chase Bank N.A.	11/15/2019	45,211
USD	453,650	AUD	669,000	Merrill Lynch International	10/11/2019	1,957
USD	385,784	AUD	568,000	NatWest Markets PLC	10/11/2019	2,284
USD	2,995,431	AUD	4,381,063	UBS AG	10/11/2019	37,441
USD	1,466,667	CAD	1,913,104	Citibank N.A.	10/11/2019	22,407
USD	12,736,527	CAD	16,645,717	Morgan Stanley Capital Services, Inc.	10/11/2019	170,176
USD	29,680,675	CHF	28,557,742	JPMorgan Chase Bank N.A.	11/15/2019	960,139

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	1,894,755	CLP	1,344,992,000	Goldman Sachs International	10/24/2019	$49,397
USD	755,504	DKK	4,986,301	JPMorgan Chase Bank N.A.	11/15/2019	25,050
USD	217,478	EUR	198,486	Brown Brothers Harriman	10/11/2019	991
USD	339,907	EUR	309,000	Citibank N.A.	10/11/2019	2,882
USD	904,431	EUR	823,128	Deutsche Bank AG	10/11/2019	6,651
USD	4,467,858	EUR	4,071,000	Goldman Sachs International	10/11/2019	27,643
USD	74,123,017	EUR	65,591,295	Goldman Sachs International	11/15/2019	2,398,676
USD	6,608,317	EUR	5,926,477	JPMorgan Chase Bank N.A.	10/11/2019	144,345
USD	38,148,964	EUR	33,753,842	JPMorgan Chase Bank N.A.	11/15/2019	1,239,003
USD	110,056	EUR	100,000	Merrill Lynch International	10/11/2019	987
USD	3,103,184	EUR	2,807,798	NatWest Markets PLC	10/11/2019	40,735
USD	11,584,823	EUR	10,350,077	UBS AG	10/11/2019	296,058
USD	773,269	GBP	626,931	Brown Brothers Harriman	10/11/2019	2,138
USD	1,371,773	GBP	1,091,604	Citibank N.A.	10/11/2019	29,090
USD	2,109,748	GBP	1,680,179	Deutsche Bank AG	10/11/2019	43,114
USD	1,932,458	GBP	1,544,000	NatWest Markets PLC	10/11/2019	33,325
USD	275,824	GBP	219,986	UBS AG	10/11/2019	5,241
USD	382,338	ILS	1,321,342	JPMorgan Chase Bank N.A.	11/15/2019	1,370
USD	3,460,111	JPY	372,170,000	BNP Paribas S.A.	10/11/2019	16,067
USD	463,346	JPY	49,077,000	Goldman Sachs International	10/11/2019	9,189
USD	56,043,774	JPY	5,862,627,087	JPMorgan Chase Bank N.A.	11/15/2019	1,667,715
USD	609,066	JPY	65,000,000	UBS AG	10/11/2019	7,559
USD	5,720,889	NOK	50,263,000	BNP Paribas S.A.	10/11/2019	195,087
USD	264,523	NOK	2,375,000	Brown Brothers Harriman	10/11/2019	3,421
USD	3,640,697	NOK	32,595,000	JPMorgan Chase Bank N.A.	10/11/2019	57,276
USD	5,502,164	NZD	8,477,000	Goldman Sachs International	10/11/2019	192,785
USD	46,333,666	NZD	72,233,389	Goldman Sachs International	11/15/2019	1,055,697
USD	3,341,354	NZD	5,048,789	NatWest Markets PLC	10/11/2019	179,158
USD	3,538,008	NZD	5,535,427	UBS AG	10/11/2019	71,016
USD	1,966,274	PLN	7,800,000	JPMorgan Chase Bank N.A.	10/11/2019	20,985
USD	4,067,034	SEK	38,762,478	Citibank N.A.	10/11/2019	127,063
USD	9,167,360	SEK	88,830,972	Goldman Sachs International	11/15/2019	117,890
USD	1,922,330	SEK	18,542,000	JPMorgan Chase Bank N.A.	10/11/2019	37,648
USD	643,854	SEK	6,301,716	UBS AG	10/11/2019	3,323
USD	65,794	ZAR	929,865	JPMorgan Chase Bank N.A.	10/11/2019	4,469
						$9,987,068
Liability Derivatives
AUD	1,448,000	USD	986,519	HSBC Bank	10/11/2019	$(8,864)
AUD	3,061,000	USD	2,109,017	JPMorgan Chase Bank N.A.	10/11/2019	(42,302)
AUD	1,347,000	USD	917,470	NatWest Markets PLC	10/11/2019	(8,008)
AUD	9,715,737	USD	6,665,886	UBS AG	10/11/2019	(106,051)
CAD	459,610	USD	350,003	Brown Brothers Harriman	10/11/2019	(3,029)
CAD	247,036	USD	186,907	Citibank N.A.	10/11/2019	(413)
CAD	5,725,000	USD	4,385,283	JPMorgan Chase Bank N.A.	10/11/2019	(63,310)
CAD	23,266,108	USD	17,599,520	JPMorgan Chase Bank N.A.	11/15/2019	(26,023)
CAD	3,707,147	USD	2,814,213	UBS AG	10/11/2019	(15,577)
CHF	3,346,956	USD	3,405,046	JPMorgan Chase Bank N.A.	11/15/2019	(39,011)
CHF	2,289,000	USD	2,323,594	UBS AG	10/11/2019	(28,322)
CNH	13,587,000	USD	1,925,241	Barclays Bank PLC	10/15/2019	(22,686)
CNH	16,896,000	USD	2,512,528	JPMorgan Chase Bank N.A.	10/15/2019	(146,622)
CZK	9,851,000	USD	433,949	Citibank N.A.	10/11/2019	(17,633)
DKK	6,419,079	USD	975,507	UBS AG	10/11/2019	(37,735)
EUR	302,720	USD	339,602	Brown Brothers Harriman	10/11/2019	(9,427)
EUR	9,045,173	USD	10,217,256	Citibank N.A.	10/11/2019	(351,741)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	4,347,968	USD	4,826,554	Goldman Sachs International	10/11/2019	$(84,253)
EUR	12,438,502	USD	13,890,000	Goldman Sachs International	11/15/2019	(288,449)
EUR	345,213	USD	377,854	Merrill Lynch International	10/11/2019	(1,333)
EUR	1,417,428	USD	1,570,428	NatWest Markets PLC	10/11/2019	(24,447)
EUR	15,033,982	USD	16,826,145	UBS AG	10/11/2019	(428,674)
GBP	108,097	USD	133,904	Brown Brothers Harriman	10/11/2019	(943)
GBP	102,954	USD	127,951	Citibank N.A.	10/11/2019	(1,316)
GBP	3,558,864	USD	4,443,294	Goldman Sachs International	10/11/2019	(65,861)
GBP	2,264,883	USD	2,791,889	UBS AG	10/11/2019	(6,062)
IDR	9,915,058,000	USD	696,967	JPMorgan Chase Bank N.A.	11/05/2019	(978)
JPY	427,044,154	USD	4,008,417	Citibank N.A.	10/11/2019	(56,569)
JPY	4,229,302,282	USD	39,209,218	HSBC Bank	10/11/2019	(71,445)
JPY	1,720,041,341	USD	16,329,000	JPMorgan Chase Bank N.A.	11/15/2019	(375,560)
JPY	109,209,000	USD	1,024,334	UBS AG	10/11/2019	(13,719)
MXN	59,608,560	USD	3,051,232	Citibank N.A.	10/11/2019	(35,218)
NOK	87,235,720	USD	10,185,645	Citibank N.A.	10/11/2019	(595,145)
NOK	248,790,027	USD	27,924,855	Goldman Sachs International	11/15/2019	(558,874)
NZD	2,841,000	USD	1,928,329	Barclays Bank PLC	10/11/2019	(148,932)
NZD	29,448,057	USD	18,595,977	Goldman Sachs International	11/15/2019	(137,086)
PLN	7,657,000	USD	1,952,280	JPMorgan Chase Bank N.A.	10/11/2019	(42,655)
PLN	3,697,931	USD	977,447	NatWest Markets PLC	10/11/2019	(55,198)
SEK	35,963,000	USD	3,753,017	Goldman Sachs International	10/11/2019	(97,596)
SGD	1,023,000	USD	752,173	NatWest Markets PLC	10/11/2019	(11,956)
USD	70,039	AUD	104,000	Citibank N.A.	10/11/2019	(179)
USD	1,929,624	CAD	2,562,000	NatWest Markets PLC	10/11/2019	(4,507)
USD	1,942,599	CAD	2,582,373	UBS AG	10/11/2019	(6,911)
USD	2,556,968	GBP	2,097,857	Citibank N.A.	10/11/2019	(23,414)
USD	120,340	GBP	99,525	Deutsche Bank AG	10/11/2019	(2,077)
USD	15,951,768	GBP	13,037,012	JPMorgan Chase Bank N.A.	11/15/2019	(105,844)
USD	2,714,985	GBP	2,218,432	UBS AG	10/11/2019	(13,705)
USD	5,851,254	IDR	83,977,192,000	JPMorgan Chase Bank N.A.	11/05/2019	(43,545)
USD	3,845,578	KRW	4,647,650,630	JPMorgan Chase Bank N.A.	11/15/2019	(44,495)
USD	1,881,373	KRW	2,272,511,000	JPMorgan Chase Bank N.A.	12/03/2019	(21,658)
USD	893,809	SGD	1,238,213	JPMorgan Chase Bank N.A.	11/15/2019	(2,502)
						$(4,297,860)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Long	EUR	195	$12,063,788	October – 2019	$182,317
FTSE 100 Index	Long	GBP	273	24,783,974	December – 2019	233,419
FTSE MIB Index	Long	EUR	200	24,050,844	December – 2019	193,298
FTSE/JSE Top 40 Index	Short	ZAR	330	10,746,953	December – 2019	546,643
KOSPI 200 Index	Long	KRW	170	9,699,138	December – 2019	235,546
Mexican Bolsa Index	Long	MXN	701	15,475,355	December – 2019	64,211
MSCI Taiwan Index	Long	USD	130	5,272,322	October – 2019	887
NIFTY Index	Short	USD	673	15,530,148	October – 2019	159,562
Russell 2000 Index	Short	USD	304	23,180,000	December – 2019	831,613

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Equity Futures − continued
S&P 500 E-Mini Index	Short	USD	118	$17,573,150	December – 2019	$207,472
						$2,654,968
Interest Rate Futures
Australian Note 10 yr	Long	AUD	259	$25,758,437	December – 2019	$237,661
Canadian Treasury Bond 10 yr	Short	CAD	563	60,598,407	December – 2019	1,247,664
Euro-Bobl 5 yr	Short	EUR	161	23,804,134	December – 2019	168,108
Euro-Bund 10 yr	Short	EUR	207	39,314,236	December – 2019	428,773
Euro-Buxl 30 yr	Short	EUR	20	4,741,284	December – 2019	115,055
Japan Government Bond 10 yr	Long	JPY	42	60,215,861	December – 2019	42,146
U.S. Treasury Bond	Short	USD	16	2,597,000	December – 2019	55,941
U.S. Treasury Note 10 yr	Short	USD	259	33,750,938	December – 2019	399,135
U.S. Treasury Note 5 yr	Short	USD	113	13,463,773	December – 2019	98,476
U.S. Treasury Ultra Note 10 yr	Short	USD	128	18,228,000	December – 2019	307,704
						$3,100,663
						$5,755,631
Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	27	$3,414,607	October – 2019	$(33,085)
BIST 30 Index	Short	TRY	3,397	7,922,034	October – 2019	(559,802)
DAX Index	Short	EUR	12	4,058,212	December – 2019	(9,215)
Hang Seng China Enterprises Index	Long	HKD	201	13,137,134	October – 2019	(50,736)
Hang Seng Index	Long	HKD	143	23,649,793	October – 2019	(817,564)
IBEX 35 Index	Short	EUR	30	3,018,890	October – 2019	(58,748)
IBOV Index	Short	BRL	448	11,336,423	October – 2019	(200,443)
MSCI Singapore Index	Long	SGD	681	17,741,695	October – 2019	(139,666)
OMX 30 Index	Long	SEK	715	11,968,054	October – 2019	(73,359)
S&P/ASX 200 Index	Short	AUD	127	14,337,717	December – 2019	(57,331)
S&P/TSX 60 Index	Short	CAD	144	21,653,531	December – 2019	(74,557)
Topix Index	Short	JPY	132	19,463,512	December – 2019	(903,671)
						$(2,978,177)
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	43	$9,266,500	December – 2019	$(21,316)
U.S. Treasury Ultra Bond	Long	USD	8	1,535,250	December – 2019	(40,405)
						$(61,721)
						$(3,039,898)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
4/11/21	USD	159,920,000	centrally cleared	2.43%/Semi-annually	2.34% (3-Month LIBOR)/Quarterly	$2,738,415	$—	$2,738,415
3/01/24	USD	70,278,000	centrally cleared	2.53%/Semi-annually	2.13% (3-Month LIBOR)/Quarterly	3,085,400	—	3,085,400
						$5,823,815	$—	$5,823,815

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
8/07/21	USD	34,700,000	centrally cleared	1.61%/Semi-annually	2.20% (3-Month LIBOR)/Quarterly	$(62,554)	$—	$(62,554)
3/01/29	USD	15,600,000	centrally cleared	2.13% (3-Month LIBOR)/Quarterly	2.84%/Semi-annually	(4,183,119)	—	(4,183,119)
4/11/29	USD	35,135,553	centrally cleared	2.34% (3-Month LIBOR)/Quarterly	2.48%/Semi-annually	(3,110,354)	—	(3,110,354)
						$(7,356,027)	$—	$(7,356,027)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/24	EUR	500,000	JPMorgan Chase Bank N.A.	5.00%/Quarterly	(1)	$(4,783)	$95,341	$90,558
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 3.375%, 9/30/2020, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At September 30, 2019, the fund had cash collateral of $2,418,932 and other liquid securities with an aggregate value of $21,844,194 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$119,318,298	$127,680	$—	$119,445,978
Switzerland	18,657,113	—	—	18,657,113
Japan	5,221,172	12,911,445	—	18,132,617
United Kingdom	13,512,928	—	—	13,512,928
France	11,171,109	—	—	11,171,109
Canada	8,901,484	—	—	8,901,484
Germany	5,916,642	—	—	5,916,642
Taiwan	5,460,610	—	—	5,460,610
Netherlands	4,688,949	—	—	4,688,949
Other Countries	7,196,796	7,787,271	—	14,984,067
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	61,574,837	—	61,574,837
Non-U.S. Sovereign Debt	—	142,716,070	—	142,716,070
Municipal Bonds	—	1,525,669	—	1,525,669
U.S. Corporate Bonds	—	55,684,103	—	55,684,103
Residential Mortgage-Backed Securities	—	36,053,861	—	36,053,861
Commercial Mortgage-Backed Securities	—	7,209,106	—	7,209,106
Asset-Backed Securities (including CDOs)	—	7,060,509	—	7,060,509
Foreign Bonds	—	52,198,748	—	52,198,748
Mutual Funds	5,361,539	—	—	5,361,539
Total	$205,406,640	$384,849,299	$—	$590,255,939
Other Financial Instruments
Futures Contracts - Assets	$5,519,199	$236,432	$—	$5,755,631
Futures Contracts - Liabilities	(511,129)	(2,528,769)	—	(3,039,898)
Forward Foreign Currency Exchange Contracts - Assets	—	9,987,068	—	9,987,068
Forward Foreign Currency Exchange Contracts - Liabilities	—	(4,297,860)	—	(4,297,860)
Swap Agreements - Assets	—	5,914,373	—	5,914,373
Swap Agreements - Liabilities	—	(7,356,027)	—	(7,356,027)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,746,728	$169,717,314	$189,101,789	$(403)	$(311)	$5,361,539
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$257,076	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2019, are as follows:
United States	49.8%
Japan	15.2%
United Kingdom	9.7%
Italy	6.7%
France	5.6%
Hong Kong	3.9%
Switzerland	3.8%
Germany	(7.6)%
Canada	(9.4)%
Other Countries	22.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.